Convertible Redeemable Preferred Shares - Summary of Preferred Shares Activities (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2020 CNY (¥) shares
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	566,893,175
Beginning balance	¥ 9,693,478
Issuance of Preferred Shares of Series C,Shares | shares	234,840,210
Issuance Of Preferred Shares Of Series C Value	¥ 6,639,361
Accretion on Preferred Shares to redemption value post extinguishment	¥ 2,157,744
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(801,733,385)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (18,490,583)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Redeemable Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	0
Beginning balance	¥ 0
Series A Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	78,108,625
Beginning balance	¥ 597,559
Accretion on Preferred Shares to redemption value post extinguishment	¥ 64,863
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(78,108,625)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (662,422)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series A1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	67,802,375
Beginning balance	¥ 559,654
Accretion on Preferred Shares to redemption value post extinguishment	¥ 60,854
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(67,802,375)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (620,508)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series A2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	11,671,400
Beginning balance	¥ 121,257
Accretion on Preferred Shares to redemption value post extinguishment	¥ 13,635
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(11,671,400)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (134,892)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series B Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	160,481,700
Beginning balance	¥ 2,562,098
Accretion on Preferred Shares to redemption value post extinguishment	¥ 332,743
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(160,481,700)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (2,894,841)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series B1 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	133,272,750
Beginning balance	¥ 3,080,443
Accretion on Preferred Shares to redemption value post extinguishment	¥ 586,803
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(133,272,750)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (3,667,246)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series B2 Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	35,965,675
Beginning balance	¥ 952,068
Accretion on Preferred Shares to redemption value post extinguishment	¥ 186,043
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(35,965,675)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (1,138,111)
Ending balance (Shares) | shares	0
Ending balance	¥ 0
Series C Preferred Stock [Member]
Disclosure Of Preferred Shares Activities [Line Items]
Beginning balance (Shares) | shares	79,590,650
Beginning balance	¥ 1,820,399
Issuance of Preferred Shares of Series C,Shares | shares	234,840,210
Issuance Of Preferred Shares Of Series C Value	¥ 6,639,361
Accretion on Preferred Shares to redemption value post extinguishment	¥ 912,803
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO,Shares | shares	(314,430,860)
Conversion of Preferred Shares to Ordinary Shares upon the completion of the IPO	¥ (9,372,563)
Ending balance (Shares) | shares	0
Ending balance	¥ 0